Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions	Total		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings
Balance at the beginning of the year at Dec. 31, 2022	kr 21,575	[1]	kr 3,990	kr (97)	kr (23)	kr 6	kr 17,699
Changes in equity [abstract]
Net profit for the year	1,244	[1],[2]					1,244
Items to be reclassified to profit or loss
Derivatives in cash flow hedges	63	[1]		63
Tax on items to be reclassified to profit or loss	(13)	[1]		(13)
Items not to be reclassified to profit or loss
Own credit risk	(23)	[1]			(23)
Revaluation of defined benefit plans	(6)	[1]				(6)
Tax on items not to be reclassified to profit or loss	6	[1]			5	1
Total other comprehensive income	27	[1]		50	(18)	(5)
Total comprehensive income	1,271	[1],[2]		50	(18)	(5)	1,244
Balance at the end of the year at Dec. 31, 2023	22,846	[1]	3,990	(47)	(41)	1	18,943
Changes in equity [abstract]
Net profit for the year	1,683	[1],[2]					1,683
Items to be reclassified to profit or loss
Derivatives in cash flow hedges	56	[1]		56
Tax on items to be reclassified to profit or loss	(12)	[1]		(12)
Items not to be reclassified to profit or loss
Own credit risk	320	[1]			320
Revaluation of defined benefit plans	(9)	[1]				(9)
Tax on items not to be reclassified to profit or loss	(64)	[1]			(66)	2
Total other comprehensive income	291	[1]		44	254	(7)
Total comprehensive income	1,974	[1],[2]		44	254	(7)	1,683
Dividend	(248)	[1]					(248)
Balance at the end of the year at Dec. 31, 2024	24,572	[1]	3,990	(3)	213	(6)	20,378
Changes in equity [abstract]
Net profit for the year	1,183	[1],[2]					1,183
Items to be reclassified to profit or loss
Derivatives in cash flow hedges	3	[1]		3
Tax on items to be reclassified to profit or loss	0
Items not to be reclassified to profit or loss
Own credit risk	17	[1]			17
Revaluation of defined benefit plans	(10)	[1]				(10)
Tax on items not to be reclassified to profit or loss	(1)	[1]			(3)	2
Total other comprehensive income	9	[1]		3	13	(8)
Total comprehensive income	1,192	[1],[2]		3	13	(8)	1,183
Dividend	(1,673)	[1]					(1,673)
Balance at the end of the year at Dec. 31, 2025	kr 24,089	[1]	kr 3,990	kr 0	kr 226	kr (14)	kr 19,887

[1]	1 The entire equity is attributable to the shareholder of the Parent Company.
[2]	1 The entire profit is attributable to the shareholder of the Parent Company.